Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets Subject to Amortization

Intangible assets subject to amortization consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Internally developed capitalized software	$386	$274
Less: accumulated amortization	(180)	(87)
Total intangible assets, net	$206	$187